Retirement Plans Projected Estimated Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2013	$ 282.4
Fiscal 2014	304.5
Fiscal 2015	283.3
Fiscal 2016	289.9
Fiscal 2017	294.0
Fiscal Years 2018 – 2022	1,526.7
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fiscal 2013	12.0
Fiscal 2014	12.1
Fiscal 2015	12.0
Fiscal 2016	11.9
Fiscal 2017	11.9
Fiscal Years 2018 – 2022	$ 58.0